Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

Loans from shareholders

The sole officer of the Company has made certain loans to the Company for operations and working capital. He has received distributions from the Company from investment funds. The receivable due from the shareholder as of December 31, 2021 and March 31, 2021 was $114,357 and $35,632, respectively.

5. Related Party Transactions

Loans from shareholders

The sole officer of the Company has made certain loans to the Company for operations and working capital. He has received distributions from the Company from investment funds. The receivable due from the shareholder as of March 31, 2021 and 2020 was $35,632 and $67,717, respectively.